Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 60,980	$ 130,218
Restricted cash	2,065
Short term investments	150,150	2,166
Rental deposits	156
Accounts receivable	3,965	1,032
Real estate properties under development, net	121,693
Real estate properties held for sales type lease	31,558
Prepaid expenses and other receivables	7,141	9,338
Total current assets	377,708	142,754
Rental deposits	287	243
Real estate properties under development, net	190,492	251,685
Property, plant and equipment, net	26,568	25,950
Real estate properties held for lease, net	92,207
Right of use assets	9,695	4,078
Deferred income tax assets	4,154	2,011
Prepaid expenses		3,598
Other assets	99	91
Total assets	701,210	430,410
Current liabilities:
Short term bank loan		1,410
Current portion of long term bank loans	122,883	2,081
Accounts payable	61,559	36,676
Rental deposits from customers	1,498	343
Accrued expenses and other payables	30,136	5,699
Advance from customers	69,722	67,642
Amount due to a shareholder	146,869
Amount due to a related company	161
Current portion of lease liabilities	1,064	529
Total current liabilities	433,892	114,380
Long term bank loans		93,861
Long term rental deposits	300	178
Financial lease payable	19	13
Other payables		3,598
Deferred income tax liabilities	8,927
Noncurrent portion of lease liabilities	9,244	3,642
Total liabilities	452,382	215,672
Commitments and contingencies (Note 14)
Equity:
Common shares ($0.01 par value—authorized 200,000,000 shares, issued and outstanding 38,631,991 and 39,197,991 shares as at December 31, 2019 and 2020, respectively)	392	386
Additional paid-in capital	265,084	260,295
Accumulated deficit	(10,822)	(26,520)
Accumulated other comprehensive loss	(5,826)	(19,423)
Total shareholders’ equity	248,828	214,738
Total liabilities and equity	$ 701,210	$ 430,410